Revenues (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disaggregation of Revenue [Line Items]
Total revenues	$ 102,189	$ 126,584
Goods
Disaggregation of Revenue [Line Items]
Total revenues	82,912
Services
Disaggregation of Revenue [Line Items]
Total revenues	19,277
Third parties
Disaggregation of Revenue [Line Items]
Total revenues	93,664
Related parties
Disaggregation of Revenue [Line Items]
Total revenues	8,525
Innovation Platform
Disaggregation of Revenue [Line Items]
Total revenues	13,624
Innovation Platform | Services
Disaggregation of Revenue [Line Items]
Total revenues	13,624
Innovation Platform | Third parties
Disaggregation of Revenue [Line Items]
Total revenues	8,548
Innovation Platform | Related parties
Disaggregation of Revenue [Line Items]
Total revenues	5,076
Commercial Platform
Disaggregation of Revenue [Line Items]
Total revenues	88,565
Commercial Platform | Goods
Disaggregation of Revenue [Line Items]
Total revenues	82,912
Commercial Platform | Services
Disaggregation of Revenue [Line Items]
Total revenues	5,653
Commercial Platform | Third parties
Disaggregation of Revenue [Line Items]
Total revenues	85,116
Commercial Platform | Related parties
Disaggregation of Revenue [Line Items]
Total revenues	$ 3,449